Income Tax Matters - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017
Income Tax Disclosure [Line Items]
Statutory federal income tax rate		34.00%
Tax Cuts and Jobs Act of 2017, reclassification from AOCI to retained earnings,tax effect		$ 155
Tax Cuts and Jobs Act of 2017, provisional income tax expense	$ 806
Scenario Plan [Member]
Income Tax Disclosure [Line Items]
Statutory federal income tax rate		21.00%